LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease
SCHEDULE OF OPERATING LEASE LIABILITIES

Balance sheet information related to the Company’s leases is presented below:

	June 30, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	$1,444,683	$2,049,775

Operating lease liabilities – current	$799,839	$848,230
Operating lease liability – non-current	614,791	1,138,710
Total operating lease liabilities	$1,414,630	$1,986,940

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$2,049,775	$100,029

Operating lease liabilities – current	$848,230	$70,780
Operating lease liability – non-current	1,138,710	29,250
Total operating lease liabilities	$1,986,940	$100,030

SCHEDULE OF OPERATING LEASE EXPENSES

The following provides details of the Company’s lease expenses:

	Three Months Ended June 30,
	2022	2021
Operating lease expenses	$220,203	$14,953

	Six Months Ended June 30,
	2022	2021
Operating lease expenses	$449,445	$56,253

The following provides details of the Company’s lease expenses:
	Years Ended December 31,
	2021	2020
Operating lease expenses	$411,607	$151,730

SCHEDULE OF OTHER INFORMATION RELATED LEASES

Other information related to leases is presented below:

	Six Months Ended June 30,
	2022	2021
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$418,711	56,253

Weighted Average Remaining Lease Term:
Operating leases	1.91 years	2.66 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Other information related to leases is presented below:

	Years Ended December 31,
	2021	2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$473,508	151,730

Weighted Average Remaining Lease Term:
Operating leases	2.32 years	1.37 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022 (excluding the six months ended June 30, 2022)	$418,055
2023	847,673
2024	131,146
2025	54,778
2026	23,100
Total lease payments	1,474,752
Less: imputed interest	(60,122)
Total lease liabilities	1,414,630
Less: current portion	(799,839)
Lease liabilities – non-current portion	$614,791

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022	$912,635
2023	959,650
2024	142,251
2025	52,176
2026	24,280
Total lease payments	2,090,992
Less: imputed interest	(104,052)
Total lease liabilities	1,986,940
Less: current portion	(848,230)
Lease liabilities – non-current portion	$1,138,710